Summary of Significant Accounting Policies - Additional Information (Detail)					1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 11, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Oct. 08, 2014 USD ($) $ / shares shares	Sep. 05, 2014	Oct. 31, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Agreement Customer $ / shares shares	Dec. 31, 2013 USD ($) Customer $ / shares shares	Nov. 03, 2015 $ / shares
Summary Of Significant Accounting Policies [Line Items]
Exercisable Number of shares						17,441,966
Number of Shares issued		0.0167				0.0167
Warrants exercised by underwriter					172,500
Proceeds from Issuance of Initial Public Offering | $			$ 6,400,000		$ 6,400,000
Underwriting and other offering costs | $			$ 1,700,000
Cash, FDIC Insured Amount | $		$ 250,000					$ 250,000
Accounts receivable, net | $		267,485				$ 345,444	267,485	$ 184,415
Allowance for doubtful accounts receivable, current | $		5,482					$ 5,482	5,482
Number of licensing and royalty agreements | Agreement							2
Intangible assets amortization period							7 years
Total intangible assets | $		600,000					$ 600,000	600,000
Accumulated amortization | $		$ 383,420					383,420	265,975
Amortization of intangible assets | $							$ 117,445	$ 97,680
Dilutive shares excluded from computation of earnings per share							102,587	40,990
Common stock, par value | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Scenario, Previously Reported
Summary Of Significant Accounting Policies [Line Items]
Common stock, par value | $ / shares						$ 0.001
Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Common stock, par value | $ / shares	$ 0.0001								$ 0.001
Subsequent Event | Scenario, Previously Reported
Summary Of Significant Accounting Policies [Line Items]
Common stock, par value | $ / shares	$ 0.001
Class A Warrant
Summary Of Significant Accounting Policies [Line Items]
Exercisable Number of shares						1,532,598
Preferred units issued as consideration, warrants price per share | $ / shares		$ 295.20			$ 1,920.00	$ 132.00	$ 295.20
Common stock, conversion basis					one share of common stock for every 60 units
Class A Warrant | IPO
Summary Of Significant Accounting Policies [Line Items]
Exercisable Number of shares			19,167
Number of Shares issued			0.0167		0.0167
Preferred units issued as consideration, warrants price per share | $ / shares			$ 7.00		$ 7.00
Warrants exercised by underwriter			2,875
Common Stock
Summary Of Significant Accounting Policies [Line Items]
Stock issued during the period							19,167
Reverse stock split ratio				0.005
Common Stock | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split ratio	0.0167
Common Stock | IPO
Summary Of Significant Accounting Policies [Line Items]
Stock issued during the period			19,167		19,167
Preferred Stock | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Common stock, conversion basis	0.0667
Warrant | Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Common stock, conversion basis	0.0167
Accounts Receivable | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage							30.00%	25.00%
Number of customers | Customer							1	1
Sales Revenue | Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage							11.00%	23.00%
Number of customers | Customer							1	2
Minimum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets							3 years
Maximum
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets							10 years